Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000174138 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.48%
C000174138 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000174138 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.57%
C000174138 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
C000174138 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000174139 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
C000174139 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.32%
C000174139 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000174139 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.96%
C000174139 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000174140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000174140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.49%
C000174140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.36%
C000174140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.25%
C000174140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
C000198594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.49%
C000198594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000198594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000198594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000198594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%